INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
The intangible assets consisted of the following:

	As of September 30, 2015	As of September 30, 2014
	US$(’000)	US$(’000)
Land-use rights	$666	$689
Less: accumulated amortization	(95)	(78)
Intangible assets, net	$571	$611

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Estimated amortization expense relating to the existing intangible assets for the aggregated and each of the next five years and thereafter are as follows:

For the years ended	US$ (‘000)
September 30, 2016	$20
September 30, 2017	20
September 30, 2018	20
September 30, 2019	20
September 30, 2020	20
Thereafter	471
Total	$571